3. Members Equity (Details Narrative) (Annual, USD $)	11 Months Ended
Dec. 31, 2013
Members Contributions	$ 141,986
Members Distributions from the Company	137,157
Contributions to Company
Members Contributions	19,825
Contributions to Expenses
Members Contributions	$ 122,161